681 P-1c

                         SUPPLEMENT DATED APRIL 19, 2007
                    TO THE PROSPECTUS DATED DECEMBER 1, 2006
                                       OF
              FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND
                             FRANKLIN GLOBAL TRUST

The prospectus is amended as follows:

The "Management" section on pages 12-13 is amended by replacing the names of the management team for the Fund with the following:

 EDWIN LUGO, CFA, PORTFOLIO MANAGER OF FT INSTITUTIONAL
 Mr. Lugo has been a manager of the Fund since 2006. Mr. Lugo has primary responsibility for the investments of the Fund. Mr. Lugo has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which Mr. Lugo may perform these functions, and the nature of these functions, may change from time to time.
 Mr. Lugo joined FT Institutional in June 2006. Prior to rejoining the Franklin Templeton organization, Mr. Lugo was an international portfolio manager with Brown Capital Management from 2002 to 2006. He also served as vice president and portfolio manager with Templeton Private Client Group (renamed Franklin Templeton Portfolio Advisors, Inc. in 2004), as well as the research manager of the international equity group, from 1996 to 2002.

 DAVID GLAZER, CFA, RESEARCH ANALYST OF FT INSTITUTIONAL
 Mr. Glazer has been a manager of the Fund since January 2007, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. Prior to joining FT Institutional in 2005, Mr. Glazer was an analyst/portfolio manager at Boston Common Asset Management and Glickenhaus and Co., as well as analyst at Harbor Capital/Fortis Investments and Boston Partners Asset Management. The Fund's SAI provides additional information about the portfolio managers' compensation, other accounts that they manage and their ownership of Fund shares.


               Please keep this supplement for future reference.
2286


681 SAI-1


                         SUPPLEMENT DATED APRIL 19, 2007
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 1, 2006
                                       OF
              FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND
                             FRANKLIN GLOBAL TRUST

The Statement of Additional Information is amended by replacing the information table about the portfolio managers on page 24 with the following:

 PORTFOLIO MANAGERS This section reflects information about the portfolio managers as of February 28, 2007. The following table shows the number of other accounts managed by each portfolio manager and the total assets in the accounts managed within each category:



                                 ASSETS OF OTHER                          ASSETS OF OTHER
              NUMBER OF OTHER   REGISTERED INVESTMENT NUMBER OF OTHER     POOLED INVESTMENT                      ASSETS OF OTHER
           REGISTERED INVESTMENT COMPANIES MANAGED    POOLED INVESTMENT   VEHICLES MANAGED     NUMBER OF OTHER   ACCOUNTS MANAGED
NAME         COMPANIES MANAGED   (X $1 MILLION)       VEHICLES MANAGED(1) (X $1 MILLION)(1)  ACCOUNTS MANAGED(1)(X $1 MILLION)(1)
------------------------------------------------------------------------------------------------------------------------------------
 Edwin  Lugo, CFA          0            N/A                 1                     118                   3                  39.5
 David  Glazer, CFA        0            N/A                 0                     N/A                   0                  N/A

 1. The various pooled investment vehicles and accounts listed are managed by a team of investment professionals. Accordingly, the individual manager listed would not be solely responsible for managing such listed amounts.


               Please keep this supplement for future reference.